Schedule of Future Minimum Lease Payments for Capital Leases and Notes Payable (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 1		$ 726
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 2		294
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 3		636
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 4		298
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 5		192
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 6		199
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 7		1,554
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 8		837
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 9		1.60%
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 10		4.00%
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 11		65
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 12		46
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 13		1,489
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 14		791
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 15		2,280
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 16		704
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 17		287
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 18		991
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 19		785
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 20		504
Debt And Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 21		1,289
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 1	652
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 2	295
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 3	351
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 4	281
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 5	1,003
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 6	576
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 7	1.60%
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 8	4.10%
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 9	47
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 10	956
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 11	576
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 12	1,532
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 13	640
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 14	295
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 15	935
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 16	316
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 17	281
Long-term Debt Schedule Of Future Minimum Lease Payments For Capital Leases And Notes Payable 18	$ 597